GRANITESHARES ETF TRUST

SUPPLEMENT DATED November 21, 2023

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”) DATED OCTOBER 27, 2023

The Board of Trustees (the “Board”) has approved the following name and investment objective changes for the Funds, which are expected to be implemented on or about January 22, 2024:

TICKER SYMBOL	CURRENT FUND NAME	NEW FUND NAME	CURRENT LEVERAGE FACTOR*	NEW LEVERAGE FACTOR*
NVDL	GraniteShares 1.5x Long NVDA Daily ETF	GraniteShares 2x Long NVDA Daily ETF	150%	200%
CONL	GraniteShares 1.5x Long COIN Daily ETF	GraniteShares 2x Long COIN Daily ETF	150%	200%
BABX	GraniteShares 1.75x Long BABA Daily ETF	GraniteShares 2x Long BABA Daily ETF	175%	200%
FBL	GraniteShares 1.5x Long META Daily ETF	GraniteShares 2x Long META Daily ETF	150%	200%
GOOL	GraniteShares 1.75x Long GOOGL Daily ETF	GraniteShares 2x Long GOOGL Daily ETF	175%	200%
AMZZ	GraniteShares 1.5x Long AMZN Daily ETF	GraniteShares 2x Long AMZN Daily ETF	150%	200%
AAPB	GraniteShares 1.75x Long AAPL Daily ETF	GraniteShares 2x Long AAPL Daily ETF	175%	200%
AMDL	GraniteShares 1.25x Long AMD Daily ETF	GraniteShares 2x Long AMD Daily ETF	125%	200%
PTIR	GraniteShares 1.25x Long PLTR Daily ETF	GraniteShares 2x Long PLTR Daily ETF	125%	200%
UBRL	GraniteShares 1.5x Long UBER Daily ETF	GraniteShares 2x Long UBER Daily ETF	150%	200%
DISL	GraniteShares 1.5x Long DIS Daily ETF	GraniteShares 2x Long DIS Daily ETF	150%	200%
FORL	GraniteShares 1.25x Long F Daily ETF	GraniteShares 2x Long F Daily ETF	125%	200%

*The leverage factor represents the percentage that the Fund seeks to return, on a daily basis, of the underlying stock’s daily investment performance.

CURRENT FUND NAME	CURRENT INVESTMENT OBJECTIVE	NEW INVESTMENT OBJECTIVE

GraniteShares 1.5x Long NVDA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).

GraniteShares 1.5x Long COIN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).

GraniteShares 1.75x Long BABA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).

GraniteShares 1.5x Long META Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.50 times (150%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).

GraniteShares 1.75x Long GOOGL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).

GraniteShares 1.5x Long AMZN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).

GraniteShares 1.75x Long AAPL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

GraniteShares 1.25x Long AMD Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).

GraniteShares 1.25x Long PLTR Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the common stock of Palantir Technologies Inc. (NYSE: PLTR).	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the common stock of Palantir Technologies Inc. (NYSE: PLTR).

GraniteShares 1.5x Long UBER Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).

GraniteShares 1.5x Long DIS Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) of the common stock of Walt Disney Co (NYSE: DIS).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) of the daily percentage change of the common stock of Walt Disney Co (NYSE: DIS).

GraniteShares 1.25x Long F Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

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Investors Should Retain This Supplement for Future Reference